Income Taxes - Schedule of Composition of Income Tax Expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Current income tax expense (benefit)	$ 11,333	$ (5,654)	$ 26,241
Deferred income tax (benefit) expense	66,150	(45,686)	(7,791)
Income tax expense (benefit)	$ 77,483	$ (51,340)	$ 18,450